Related Party Transactions (Details) - Schedule of Key Management Personnel for Employment Services - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Officers [Member]
Schedule of Key Management Personnel for Employment Services [Line Items]
Consulting and Directors’ fees	$ 78,586	$ 87,471	$ 248,274	$ 220,501
Share based compensation	25,854	30,188	41,555	75,380
key management personnel compensation	113,440	117,659	289,829	295,881
Directors [Member]
Schedule of Key Management Personnel for Employment Services [Line Items]
Consulting and Directors’ fees	50,902	41,834	125,525	80,976
Share based compensation	68,669	34,029	85,890	78,124
key management personnel compensation	$ 119,571	$ 75,863	$ 211,415	$ 159,100